Portfolio of Investments
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 16.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-4 Class E
12/14/2026	3.650%	6,970,000	7,243,922
Subordinated Series 2018-1 Class F
12/10/2024	6.550%	10,100,000	10,276,784
Subordinated Series 2020-3 Class D
06/15/2026	2.400%	7,035,000	7,249,349
Subordinated Series 2021-1 Class D
03/15/2027	1.140%	2,450,000	2,449,294
Apidos CLO XXXIII(a),(b)
Series 2020-33A Class C
3-month USD LIBOR + 2.700% Floor 2.700% 07/24/2031	2.825%	2,500,000	2,500,115
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	1.476%	7,780,000	7,779,984
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	1.638%	2,250,000	2,253,305
Avant Loans Funding Trust(a)
Series 2020-REV1 Class A
05/15/2029	2.170%	8,640,000	8,653,161
Series 2020-REV1 Class B
05/15/2029	2.680%	5,600,000	5,630,178
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class D
3-month USD LIBOR + 3.750% Floor 3.750% 10/23/2032	3.888%	5,750,000	5,760,586
Series 2020-4A Class D
3-month USD LIBOR + 4.250% Floor 4.250% 10/20/2033	4.384%	3,750,000	3,793,080
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.600% 04/20/2031	1.734%	2,575,000	2,572,358
Carlyle Global Market Strategies CLO(a),(b)
Series 2016-3A Class ERR
3-month USD LIBOR + 3.100% Floor 3.100% 07/20/2034	7.148%	5,000,000	5,000,975
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.534%	3,810,000	3,780,511
Carlyle US CLO Ltd.(a),(b)
Series 2020-2A Class C
3-month USD LIBOR + 4.000% Floor 4.000% 10/25/2031	4.174%	5,975,000	5,985,576
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	1.729%	9,300,000	9,290,328
Conn’s Receivables Funding LLC(a)
Series 2019-B Class B
06/17/2024	3.620%	1,427,360	1,428,731
Consumer Lending Receivables Trust(a)
Series 2019-A Class B
04/15/2026	4.010%	997,292	1,000,231
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Series 2019-P2 Class A
10/15/2026	2.470%	129,311	129,407
Consumer Loan Underlying Bond Credit Trust(a)
Subordinated Series 2017-P1 Class C
09/15/2023	5.020%	178,962	179,154
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.506%	7,000,000	7,000,112
Series 2020-83A Class D
3-month USD LIBOR + 3.500% Floor 3.500% 01/18/2032	3.634%	4,000,000	4,011,692
DT Auto Owner Trust(a)
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	4,000,000	4,114,417
Enva LLC(a)
Subordinated Series 2018-A Class B
05/20/2026	7.370%	664,694	670,021
ENVA LLC(a)
Series 2019-A Class B
06/22/2026	6.170%	2,171,089	2,186,102
Exeter Automobile Receivables Trust(a)
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	7,825,000	8,037,222
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	6,000,000	6,035,876
Columbia Total Return Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class E
08/17/2026	3.440%	6,300,000	6,534,886
FREED ABS Trust(a)
Series 2019-1 Class C
06/18/2026	5.390%	6,300,000	6,454,039
Subordinated Series 2019-2 Class C
11/18/2026	4.860%	3,300,000	3,397,315
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	1,900,000	1,965,342
Subordinated Series 2020-3A Class D
05/15/2026	2.270%	3,565,000	3,656,297
Subordinated Series 2020-3A Class E
07/15/2027	4.310%	1,450,000	1,523,234
Goldentree Loan Management US CLO 10 Ltd.(a),(b),(c)
Series 2021-10A Class D
3-month USD LIBOR + 3.050% Floor 3.050% 07/20/2034	3.450%	12,750,000	12,755,125
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	1.484%	5,000,000	4,990,695
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	2,451,557	2,502,593
Series 2019-2 Class A
08/15/2025	4.000%	3,049,331	3,103,099
Series 2019-3 Class A
10/15/2025	3.750%	3,590,883	3,650,603
Series 2019-7 Class A
01/15/2027	3.750%	3,486,836	3,530,330
Series 2020-1 Class A
01/16/2046	3.500%	3,330,092	3,363,378
Series 2020-2 Class A
02/15/2046	3.600%	2,355,172	2,380,628
Series 2020-T1 Class A
02/15/2046	3.500%	3,158,234	3,168,504
LendingClub Receivables Trust(a),(d),(e)
Series 2020-JPSL Class R
02/15/2025	0.000%	50,000	1,367,000
Lendingpoint Asset Securitization Trust(a)
Series 2021-A Class A
12/15/2028	1.000%	12,000,000	12,000,670
LendingPoint Asset Securitization Trust(a)
Series 2021-1 Class A
04/15/2027	1.750%	14,432,713	14,482,155
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LendingPoint Asset Securitization Trust(a),(d),(f)
Subordinated Series 2021-1 Class B
04/15/2027	2.853%	5,050,000	5,065,150
LL ABS Trust(a)
Series 2020-1A Class A
01/17/2028	2.330%	2,841,812	2,859,284
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	3.838%	5,000,000	5,007,730
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class D
3-month USD LIBOR + 4.000% Floor 4.000% 01/19/2034	4.246%	6,800,000	6,913,791
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	1.884%	9,875,000	9,876,768
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	1.484%	14,000,000	13,944,042
Marlette Funding Trust(a)
Series 2019-1A Class B
04/16/2029	3.940%	4,800,000	4,836,562
Series 2020-2A Class D
09/16/2030	4.650%	2,000,000	2,123,971
Series 2021-1A Class B
06/16/2031	1.000%	3,950,000	3,958,590
Subordinated Series 2020-2A Class C
09/16/2030	2.830%	3,550,000	3,635,531
Octagon 55 Ltd.(a),(b),(c)
Series 2021-1A Class D
3-month USD LIBOR + 3.100% Floor 3.100% 07/20/2034	3.300%	8,750,000	8,753,570
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	1.534%	9,350,000	9,295,508
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	1.588%	22,000,000	22,005,082
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	15,100,000	15,106,150

2	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-B Class B
05/08/2031	1.960%	3,100,000	3,119,698
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.388%	1,000,000	990,488
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	1.584%	11,475,000	11,411,497
Pagaya AI Debt Selection Trust(a),(d)
Series 2019-1 Class A
06/15/2026	3.690%	1,129,356	1,140,650
Series 2021-2 Class NOTE
01/25/2029	3.000%	11,834,799	12,012,321
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	512,690	513,419
Series 2019-3 Class A
11/16/2026	3.821%	3,184,555	3,221,339
Series 2021-1 Class A
11/15/2027	1.180%	7,037,908	7,055,431
Series 2021-HG1 Class A
01/16/2029	1.220%	7,022,782	7,036,471
Subordinated Series 2020-3 Class C
05/17/2027	6.430%	8,300,000	8,572,753
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	1,625,000	1,627,204
Prosper Marketplace Issuance Trust(a)
Series 2019-3A Class B
07/15/2025	3.590%	943,818	945,062
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	156,375	156,386
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	12,000,000	12,067,177
Prosper Pass-Through Trust(a),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	2,550,185	2,562,936
Rockland Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 04/20/2034	2.000%	23,000,000	23,023,690
RR 1 LLC(a),(b)
Series 2017-1A Class D1B
3-month USD LIBOR + 6.350% Floor 6.350% 07/15/2035	6.430%	5,000,000	4,992,300
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Consumer Loan Program LLC(a)
Series 2017-5 Class A2
09/25/2026	2.780%	4,445	4,452
SoFi Consumer Loan Program Trust(a)
Series 2019-2 Class A
04/25/2028	3.010%	84,009	84,140
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	1.496%	5,828,571	5,816,908
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	3,986,682	4,004,639
Series 2020-1A Class B
10/15/2026	3.950%	3,000,000	3,069,839
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	4,679,207	4,744,152
Series 2021-ST4 Class A
07/20/2027	2.000%	9,148,916	9,152,719
Series 2021-ST5 Class A
07/20/2027	2.000%	8,612,821	8,613,057
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	8,771,421	8,778,519
Subordinated Series 2018-2 Class C
12/22/2025	5.494%	1,037,819	1,040,844
Voya CLO Ltd.(a),(b),(c)
Series 2021-1A Class D
3-month USD LIBOR + 3.150% Floor 3.150% 07/15/2034	3.300%	8,350,000	8,353,407
Total Asset-Backed Securities — Non-Agency (Cost $481,414,474)			483,331,591

Commercial Mortgage-Backed Securities - Agency 0.4%

FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	5,566,671	5,936,932
Government National Mortgage Association(g),(h)
Series 2019-147 Class IO
06/16/2061	0.587%	75,695,674	4,542,861
Total Commercial Mortgage-Backed Securities - Agency (Cost $11,647,951)			10,479,793

Columbia Total Return Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 8.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,406,433	1,492,231
BAMLL Commercial Mortgage Securities Trust(a),(g)
Series 2013-WBRK Class A
03/10/2037	3.652%	3,000,000	3,201,154
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	2.043%	7,730,000	7,368,143
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	2.343%	4,790,000	4,391,321
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.043%	1,750,000	1,604,462
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.633%	3,050,000	2,998,304
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	1.933%	1,600,000	1,598,998
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class C
1-month USD LIBOR + 1.900% Floor 1.900% 07/15/2035	1.994%	7,700,000	7,702,432
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.494%	6,850,000	6,591,504
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.894%	3,100,000	3,093,434
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	2.513%	5,900,000	5,905,534
Series 2018-GW Class G
1-month USD LIBOR + 2.920% Floor 2.920% 05/15/2035	3.013%	650,000	650,009
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.680%	4,361,000	4,350,150
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	1.980%	3,801,000	3,786,804
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	3,300,000	3,527,878
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	1.493%	3,000,000	3,004,690
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.593%	5,000,000	5,009,380
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.343%	2,000,000	2,004,372
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.093%	11,500,000	11,528,759
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	1.222%	5,000,000	5,006,336
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.814%	8,500,000	8,478,838
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.493% Floor 3.333% 11/15/2023	3.586%	7,618,176	7,687,243
COMM Mortgage Trust(a),(g)
Series 2020-CBM Class E
02/10/2037	3.633%	4,850,000	4,713,112
Subordinated Series 2020-CX Class D
11/10/2046	2.684%	5,600,000	5,668,136

4	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.741% 11/15/2036	3.834%	6,392,000	6,408,148
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	9,335,000	10,107,220
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	1,800,000	1,728,317
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	8,285,000	7,475,503
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	7,750,000	5,936,912
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	2.325%	13,550,000	13,655,816
Hilton USA Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	2,500,000	2,549,428
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	5,500,000	5,568,550
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,500,000	4,748,221
Morgan Stanley Capital I Trust(a),(g)
Series 2019-MEAD Class E
11/10/2036	3.283%	6,200,000	5,984,923
Oak Street Investment Grade Net Lease Fund(a)
Series 2021-1A Class A2
01/20/2051	1.930%	7,895,464	7,997,158
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	5,265,000	5,347,783
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,750,000	8,984,589
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	1,400,000	1,395,281
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	1,225,000	1,255,444
Subordinated Series 2019-SFR4 Class F
10/17/2036	3.684%	765,000	784,687
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	2,800,000	2,982,791
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.193%	3,951,248	3,941,377
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	1.243%	19,000,000	19,054,146
Subordinated Series 2021-555 Class B
1-month USD LIBOR + 1.500% Floor 1.500% 05/15/2038	1.593%	7,700,000	7,724,369
Subordinated Series 2021-555 Class C
1-month USD LIBOR + 1.800% Floor 1.800% 05/15/2038	1.893%	7,500,000	7,533,116
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	1.343%	4,800,000	4,802,057
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	2.993%	5,737,000	5,608,265
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.750% 12/15/2034	0.968%	5,155,000	5,154,642
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	1.293%	6,250,000	6,253,903
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $258,787,432)			264,345,870

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(i)	4,518	167,979
WMI Holdings Corp. Escrow(d),(f),(i)	2,725	—
Total		167,979
Total Financials		167,979

Columbia Total Return Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 0.0%
Airlines 0.0%
United Airlines Holdings, Inc.(i)	1,493	69,753
Total Industrials		69,753
Total Common Stocks (Cost $1,511,077)		237,732

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.1%
BBVA Bancomer SA(a),(j)
Subordinated
11/12/2029	5.350%	1,405,000	1,489,152
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	440,000	451,000
Total Convertible Bonds (Cost $1,825,219)			1,940,152

Corporate Bonds & Notes 24.7%

Aerospace & Defense 0.7%
Boeing Co. (The)
05/01/2060	5.930%	5,000,000	6,935,636
Bombardier, Inc.(a)
10/15/2022	6.000%	100,000	100,153
12/01/2024	7.500%	589,000	613,125
04/15/2027	7.875%	563,000	583,291
Moog, Inc.(a)
12/15/2027	4.250%	229,000	236,113
Northrop Grumman Corp.
01/15/2028	3.250%	3,490,000	3,837,663
TransDigm, Inc.(a)
12/15/2025	8.000%	394,000	423,681
03/15/2026	6.250%	2,697,000	2,831,558
01/15/2029	4.625%	75,000	74,946
05/01/2029	4.875%	906,000	911,021
TransDigm, Inc.
06/15/2026	6.375%	993,000	1,026,918
03/15/2027	7.500%	73,000	77,346
11/15/2027	5.500%	457,000	471,882
United Technologies Corp.
11/16/2028	4.125%	2,270,000	2,634,175
Total			20,757,508
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
Air Canada(a),(c)
08/15/2026	3.875%	573,000	574,557
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	1,257,000	1,315,157
04/20/2029	5.750%	192,066	207,671
Delta Air Lines, Inc.
01/15/2026	7.375%	380,000	447,420
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	413,100	432,942
United Airlines, Inc.(a)
04/15/2026	4.375%	320,000	329,201
04/15/2029	4.625%	357,000	367,350
Total			3,674,298
Automotive 0.5%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	494,000	509,122
04/01/2027	6.500%	29,000	30,511
Clarios Global LP(a)
05/15/2025	6.750%	118,000	125,319
Ford Motor Co.
04/21/2023	8.500%	50,000	55,540
04/22/2025	9.000%	446,000	548,854
04/22/2030	9.625%	15,000	21,616
07/16/2031	7.450%	370,000	491,747
Ford Motor Credit Co. LLC
03/18/2024	5.584%	1,014,000	1,104,926
09/08/2024	3.664%	934,000	979,342
11/13/2025	3.375%	1,019,000	1,064,545
01/09/2027	4.271%	630,000	679,065
08/17/2027	4.125%	540,000	578,565
02/16/2028	2.900%	329,000	329,663
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%	556,000	585,986
IAA Spinco, Inc.(a)
06/15/2027	5.500%	740,000	777,866
IHO Verwaltungs GmbH(a),(k)
09/15/2026	4.750%	295,000	302,866
Jaguar Land Rover Automotive PLC(a)
07/15/2029	5.500%	486,000	485,855
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	2,164,000	2,213,652
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	987,000	1,044,684
05/15/2027	8.500%	592,000	639,075
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	168,000	173,610

6	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenneco, Inc.(a)
01/15/2029	7.875%	618,000	698,461
04/15/2029	5.125%	347,000	358,058
Total			13,798,928
Banking 3.5%
Bank of America Corp.(j)
07/23/2031	1.898%	18,920,000	18,586,459
Citigroup, Inc.(j)
06/03/2031	2.572%	4,815,000	4,986,128
05/01/2032	2.561%	4,637,000	4,793,244
Goldman Sachs Group, Inc. (The)(j)
05/01/2029	4.223%	5,310,000	6,113,884
07/21/2032	2.383%	7,956,000	8,090,272
HSBC Holdings PLC(j)
05/24/2032	2.804%	9,615,000	9,979,812
JPMorgan Chase & Co.(j)
10/15/2030	2.739%	4,175,000	4,421,591
04/22/2032	2.580%	24,598,000	25,604,743
Morgan Stanley(j)
07/21/2032	2.239%	11,625,000	11,720,264
Washington Mutual Bank(d),(f),(l)
Subordinated
01/15/2015	0.000%	27,379,000	41,069
Wells Fargo & Co.(j)
10/30/2030	2.879%	1,254,000	1,339,548
02/11/2031	2.572%	11,516,000	12,055,604
Total			107,732,618
Brokerage/Asset Managers/Exchanges 0.1%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	46,000	51,025
AG Issuer LLC(a)
03/01/2028	6.250%	45,000	47,227
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	260,000	274,093
Hightower Holding LLC(a)
04/15/2029	6.750%	669,000	681,320
NFP Corp.(a)
08/15/2028	4.875%	577,000	588,338
08/15/2028	6.875%	1,201,000	1,249,251
Total			2,891,254
Building Materials 0.5%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	445,000	456,710
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	689,000	718,270
05/15/2029	4.125%	424,000	424,937
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cemex SAB de CV(a)
11/19/2029	5.450%	8,704,000	9,559,100
Core & Main LP(a)
08/15/2025	6.125%	796,000	809,181
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	256,000	264,166
Interface, Inc.(a)
12/01/2028	5.500%	197,000	206,654
James Hardie International Finance DAC(a)
01/15/2028	5.000%	250,000	265,000
SRS Distribution, Inc.(a)
07/01/2028	4.625%	331,000	337,727
07/01/2029	6.125%	644,000	659,117
White Cap Buyer LLC(a)
10/15/2028	6.875%	389,000	415,363
Total			14,116,225
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	548,000	566,579
05/01/2027	5.125%	396,000	414,370
06/01/2029	5.375%	233,000	254,481
03/01/2030	4.750%	862,000	914,303
08/15/2030	4.500%	1,694,000	1,779,807
02/01/2031	4.250%	288,000	296,994
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	467,000	488,530
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	1,980,000	2,449,155
03/01/2050	4.800%	4,220,000	4,961,150
04/01/2061	3.850%	619,000	619,205
CSC Holdings LLC
06/01/2024	5.250%	871,000	940,322
CSC Holdings LLC(a)
02/01/2028	5.375%	952,000	1,007,252
01/15/2030	5.750%	598,000	623,924
12/01/2030	4.125%	1,399,000	1,402,654
12/01/2030	4.625%	358,000	352,429
02/15/2031	3.375%	359,000	341,041
11/15/2031	5.000%	237,000	238,576
DISH DBS Corp.
07/15/2022	5.875%	739,000	765,356
07/01/2026	7.750%	867,000	990,228
DISH DBS Corp.(a)
06/01/2029	5.125%	1,222,000	1,211,383
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	257,000	265,783
09/15/2028	6.500%	651,000	675,771

Columbia Total Return Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	1,136,000	1,165,900
08/01/2027	5.000%	347,000	363,473
07/01/2030	4.125%	363,000	374,689
Videotron Ltd.(a)
06/15/2029	3.625%	376,000	386,541
Virgin Media Finance PLC(a)
07/15/2030	5.000%	805,000	819,006
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	469,000	501,190
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	555,000	571,787
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	335,000	349,381
Ziggo BV(a)
01/15/2027	5.500%	222,000	230,355
01/15/2030	4.875%	730,000	751,965
Total			27,073,580
Chemicals 0.2%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	328,000	322,693
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	607,000	640,241
Element Solutions, Inc.(a)
09/01/2028	3.875%	618,000	631,191
HB Fuller Co.
10/15/2028	4.250%	188,000	192,291
Herens Holdco Sarl(a)
05/15/2028	4.750%	439,000	435,821
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	398,000	442,940
INEOS Group Holdings SA(a)
08/01/2024	5.625%	366,000	366,218
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	739,000	743,557
Ingevity Corp.(a)
11/01/2028	3.875%	494,000	494,056
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	454,000	490,157
Iris Holdings, Inc.(a),(k)
02/15/2026	8.750%	279,000	284,485
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	140,000	146,489
Phosagro OAO Via Phosagro Bond Funding DAC(a)
11/03/2021	3.950%	304,000	306,401
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PQ Corp.(a)
12/15/2025	5.750%	236,000	242,785
SPCM SA(a)
09/15/2025	4.875%	82,000	83,941
WR Grace & Co.(a)
06/15/2027	4.875%	561,000	592,645
Total			6,415,911
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	806,000	799,875
Herc Holdings, Inc.(a)
07/15/2027	5.500%	129,000	135,329
NESCO Holdings II, Inc.(a)
04/15/2029	5.500%	373,000	385,582
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	183,000	188,141
United Rentals North America, Inc.
09/15/2026	5.875%	356,000	367,969
05/15/2027	5.500%	361,000	379,775
02/15/2031	3.875%	194,000	199,686
United Rentals North America, Inc.(c)
01/15/2032	3.750%	302,000	302,000
Total			2,758,357
Consumer Cyclical Services 0.1%
APX Group, Inc.
09/01/2023	7.625%	155,000	158,633
APX Group, Inc.(a)
07/15/2029	5.750%	224,000	224,846
Arches Buyer, Inc.(a)
06/01/2028	4.250%	155,000	157,206
12/01/2028	6.125%	93,000	96,197
ASGN, Inc.(a)
05/15/2028	4.625%	398,000	414,006
Match Group, Inc.(a)
06/01/2028	4.625%	97,000	101,841
02/15/2029	5.625%	79,000	86,413
Staples, Inc.(a)
04/15/2026	7.500%	334,000	339,127
04/15/2027	10.750%	28,000	27,173
Uber Technologies, Inc.(a)
05/15/2025	7.500%	688,000	737,828
01/15/2028	6.250%	200,000	215,737
Total			2,559,007

8	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.1%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	337,000	358,984
Energizer Holdings, Inc.(a)
03/31/2029	4.375%	382,000	383,785
Mattel, Inc.(a)
04/01/2026	3.375%	247,000	256,864
12/15/2027	5.875%	446,000	487,453
04/01/2029	3.750%	765,000	806,254
Mattel, Inc.
11/01/2041	5.450%	28,000	32,989
Newell Brands, Inc.
06/01/2025	4.875%	371,000	411,565
Prestige Brands, Inc.(a)
01/15/2028	5.125%	214,000	226,310
04/01/2031	3.750%	255,000	252,733
Spectrum Brands, Inc.
07/15/2025	5.750%	202,000	207,432
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	247,000	247,126
Total			3,671,495
Diversified Manufacturing 0.4%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	314,000	321,924
Carrier Global Corp.
04/05/2040	3.377%	2,257,000	2,438,621
04/05/2050	3.577%	2,087,000	2,303,272
CFX Escrow Corp.(a)
02/15/2026	6.375%	349,000	368,622
Gates Global LLC/Co.(a)
01/15/2026	6.250%	876,000	913,636
Madison IAQ LLC(a)
06/30/2028	4.125%	741,000	742,129
06/30/2029	5.875%	792,000	800,973
Resideo Funding, Inc.(a)
11/01/2026	6.125%	408,000	428,910
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	282,000	303,004
Vertical Holdco GmbH(a)
07/15/2028	7.625%	145,000	157,376
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	340,000	359,172
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	1,621,000	1,746,479
06/15/2028	7.250%	346,000	385,473
Total			11,269,591
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 2.4%
AEP Texas, Inc.
01/15/2050	3.450%	2,995,000	3,194,537
Appalachian Power Co.
05/15/2044	4.400%	4,045,000	4,945,752
Calpine Corp.(a)
06/01/2026	5.250%	131,000	134,889
02/15/2028	4.500%	1,125,000	1,159,315
03/15/2028	5.125%	293,000	297,064
02/01/2031	5.000%	92,000	92,921
Clearway Energy Operating LLC
09/15/2026	5.000%	887,000	911,752
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	744,000	788,435
02/15/2031	3.750%	1,511,000	1,517,829
CMS Energy Corp.
03/01/2024	3.875%	523,000	561,002
11/15/2025	3.600%	260,000	285,316
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	1,265,000	1,446,488
DTE Energy Co.
10/01/2026	2.850%	8,462,000	9,099,200
Emera US Finance LP
06/15/2046	4.750%	6,290,000	7,625,336
Eversource Energy
01/15/2028	3.300%	3,472,000	3,838,692
Georgia Power Co.
03/15/2042	4.300%	1,215,000	1,468,297
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	200,000	203,954
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	988,000	1,043,966
09/15/2027	4.500%	240,000	258,394
NRG Energy, Inc.
01/15/2027	6.625%	238,000	246,414
01/15/2028	5.750%	15,000	15,937
NRG Energy, Inc.(a)
02/15/2029	3.375%	270,000	270,156
06/15/2029	5.250%	1,142,000	1,225,137
02/15/2031	3.625%	650,000	655,729
Pacific Gas and Electric Co.
07/01/2050	4.950%	8,380,000	8,653,977
PacifiCorp
02/15/2050	4.150%	2,080,000	2,580,545
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	132,000	136,364

Columbia Total Return Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PG&E Corp.
07/01/2028	5.000%	80,000	78,156
07/01/2030	5.250%	147,000	143,372
Southern Co. (The)
07/01/2046	4.400%	3,188,000	3,845,278
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	79,000	85,382
01/15/2030	4.750%	494,000	520,066
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	70,059
02/15/2027	5.625%	209,000	216,999
07/31/2027	5.000%	712,000	735,693
05/01/2029	4.375%	450,000	461,604
WEC Energy Group, Inc.
10/15/2027	1.375%	3,345,000	3,320,017
Xcel Energy, Inc.
06/15/2028	4.000%	1,588,000	1,824,995
12/01/2029	2.600%	1,414,000	1,496,315
06/01/2030	3.400%	6,370,000	7,102,149
Total			72,557,483
Environmental 0.1%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	262,000	271,962
08/01/2025	3.750%	1,266,000	1,302,529
12/15/2026	5.125%	407,000	427,190
08/01/2028	4.000%	343,000	339,168
09/01/2028	3.500%	445,000	446,481
06/15/2029	4.750%	749,000	774,327
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	943,000	960,456
Total			4,522,113
Finance Companies 0.6%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	10,500,000	12,901,498
Global Aircraft Leasing Co., Ltd.(a),(k)
09/15/2024	6.500%	216,909	218,031
Navient Corp.
06/15/2022	6.500%	602,000	628,023
01/25/2023	5.500%	225,000	236,336
06/15/2026	6.750%	235,000	263,732
03/15/2028	4.875%	256,000	258,105
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	618,000	631,738
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	471,000	473,826
03/01/2031	3.875%	555,000	566,892
SLM Corp.
10/29/2025	4.200%	245,000	264,685
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2024	6.125%	502,000	540,277
03/15/2025	6.875%	181,000	205,647
06/01/2025	8.875%	57,000	62,719
Total			17,251,509
Food and Beverage 1.8%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	13,543,000	17,367,695
Bacardi Ltd.(a)
05/15/2048	5.300%	8,600,000	11,521,144
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,399,000	1,441,043
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	971,000	1,049,576
JBS USA LUX SA/Food Co./Finance, Inc.(a)
01/15/2030	5.500%	223,000	249,242
12/01/2031	3.750%	362,000	370,873
Kraft Heinz Foods Co.
06/01/2046	4.375%	7,724,000	8,884,105
MHP SE(a)
05/10/2024	7.750%	581,000	627,351
Mondelez International, Inc.
04/13/2030	2.750%	4,715,000	5,038,768
Performance Food Group, Inc.(a)
05/01/2025	6.875%	433,000	460,716
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	491,000	524,984
04/15/2031	4.250%	1,454,000	1,547,542
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,241,000	1,293,130
01/15/2028	5.625%	92,000	97,059
04/15/2030	4.625%	624,000	635,775
09/15/2031	4.500%	832,000	841,683
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	450,000	450,818
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	317,000	320,457
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	438,000	438,499
US Foods, Inc.(a)
04/15/2025	6.250%	563,000	593,888
02/15/2029	4.750%	585,000	596,510
Total			54,350,858
Gaming 0.4%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	47,000	51,395
06/15/2031	4.750%	739,000	765,269

10	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boyd Gaming Corp.
12/01/2027	4.750%	332,000	343,997
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	774,000	779,865
CCM Merger, Inc.(a)
05/01/2026	6.375%	133,000	139,955
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	428,000	449,601
07/01/2025	6.250%	1,442,000	1,521,308
07/01/2027	8.125%	646,000	711,337
International Game Technology PLC(a)
02/15/2025	6.500%	568,000	633,904
04/15/2026	4.125%	293,000	305,097
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	413,000	439,459
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	538,000	574,486
02/01/2027	5.750%	223,000	249,413
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	607,000	611,833
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	373,000	367,646
Scientific Games International, Inc.(a)
07/01/2025	8.625%	90,000	97,224
10/15/2025	5.000%	1,979,000	2,033,423
03/15/2026	8.250%	283,000	300,919
05/15/2028	7.000%	88,000	94,965
11/15/2029	7.250%	603,000	676,114
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	495,000	506,060
12/01/2026	4.250%	358,000	372,326
02/15/2027	3.750%	106,000	109,109
12/01/2029	4.625%	55,000	58,931
08/15/2030	4.125%	85,000	89,283
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	137,000	145,225
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	260,000	276,919
Total			12,705,063
Health Care 1.3%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	290,000	310,248
04/15/2029	5.000%	499,000	524,401
Avantor Funding, Inc.(a)
07/15/2028	4.625%	485,000	510,543
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.161%	4,916,000	4,954,356
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Becton Dickinson and Co.
06/06/2024	3.363%	2,000,000	2,141,323
02/11/2031	1.957%	2,710,000	2,687,847
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	158,000	154,885
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	390,000	395,274
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	42,000	43,900
03/15/2029	3.750%	215,000	220,407
03/15/2031	4.000%	172,000	181,273
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	438,000	459,518
03/15/2026	8.000%	392,000	420,138
03/15/2027	5.625%	129,000	136,624
04/15/2029	6.875%	402,000	423,176
CVS Health Corp.
03/25/2048	5.050%	8,650,000	11,518,923
Encompass Health Corp.
02/01/2028	4.500%	422,000	438,880
HCA, Inc.
02/01/2025	5.375%	1,273,000	1,441,223
09/01/2028	5.625%	223,000	268,124
02/01/2029	5.875%	873,000	1,067,926
09/01/2030	3.500%	529,000	572,714
Hill-Rom Holdings, Inc.(a)
09/15/2027	4.375%	274,000	286,526
Hologic, Inc.(a)
02/15/2029	3.250%	170,000	171,668
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	281,000	286,945
IQVIA, Inc.(a)
10/15/2026	5.000%	970,000	999,142
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	1,492,000	1,564,735
06/15/2028	5.000%	166,000	179,338
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	104,000	111,286
02/01/2028	7.250%	23,000	25,067
Radiology Partners, Inc.(a)
02/01/2028	9.250%	186,000	201,924
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	417,000	430,122
Select Medical Corp.(a)
08/15/2026	6.250%	1,751,000	1,853,659
Syneos Health, Inc.(a)
01/15/2029	3.625%	159,000	158,487

Columbia Total Return Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.(a)
06/01/2028	4.250%	386,000	402,452
Tenet Healthcare Corp.
07/15/2024	4.625%	1,237,000	1,253,951
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	366,000	393,560
01/01/2026	4.875%	220,000	227,581
02/01/2027	6.250%	578,000	602,329
11/01/2027	5.125%	774,000	812,198
06/15/2028	4.625%	69,000	71,317
10/01/2028	6.125%	834,000	888,090
Total			39,792,080
Healthcare Insurance 0.1%
Centene Corp.(a)
06/01/2026	5.375%	162,000	168,733
08/15/2026	5.375%	158,000	164,654
Centene Corp.
12/15/2027	4.250%	215,000	226,554
12/15/2029	4.625%	916,000	1,004,579
10/15/2030	3.000%	752,000	782,238
Total			2,346,758
Home Construction 0.1%
Meritage Homes Corp.
06/01/2025	6.000%	277,000	314,672
Meritage Homes Corp.(a)
04/15/2029	3.875%	618,000	652,503
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	70,000	71,922
04/01/2029	4.750%	346,000	355,827
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	84,000	94,894
08/01/2030	5.125%	514,000	558,897
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	284,000	301,437
TRI Pointe Group, Inc.
06/15/2028	5.700%	144,000	159,408
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	143,000	158,466
Total			2,668,026
Independent Energy 1.8%
Apache Corp.
11/15/2025	4.625%	152,000	163,461
11/15/2027	4.875%	427,000	459,562
01/15/2030	4.250%	1,168,000	1,221,241
09/01/2040	5.100%	1,860,000	1,994,850
02/01/2042	5.250%	337,000	362,517
04/15/2043	4.750%	365,000	375,950
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/2044	4.250%	193,000	189,673
Callon Petroleum Co.
10/01/2024	6.125%	71,000	66,510
07/01/2026	6.375%	920,000	828,706
Callon Petroleum Co.(a)
08/01/2028	8.000%	400,000	376,111
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,825,000	2,025,027
06/30/2033	6.450%	855,000	1,146,842
CNX Resources Corp.(a)
03/14/2027	7.250%	595,000	634,186
01/15/2029	6.000%	123,000	130,207
Comstock Resources, Inc.(a)
03/01/2029	6.750%	284,000	296,717
01/15/2030	5.875%	286,000	287,681
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	648,000	664,330
05/01/2029	5.000%	223,000	232,945
Devon Energy Corp.(a)
06/15/2028	5.875%	67,000	74,038
Encana Corp.
08/15/2034	6.500%	17,000	22,636
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	202,000	213,688
01/30/2028	5.750%	321,000	337,044
Energuate Trust(a)
05/03/2027	5.875%	1,810,000	1,885,315
EQT Corp.
10/01/2027	3.900%	706,000	764,936
01/15/2029	5.000%	259,000	292,700
EQT Corp.(j)
02/01/2030	8.750%	149,000	195,733
EQT Corp.(a)
05/15/2031	3.625%	334,000	353,617
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	22,000	22,948
02/01/2029	5.750%	264,000	269,874
02/01/2031	6.000%	282,000	294,139
Indigo Natural Resources LLC(a)
02/01/2029	5.375%	214,000	223,047
Matador Resources Co.
09/15/2026	5.875%	719,000	730,611
Newfield Exploration Co.
07/01/2024	5.625%	97,000	107,307
01/01/2026	5.375%	222,000	250,337

12	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
07/15/2025	8.000%	213,000	253,562
08/15/2029	3.500%	2,060,000	2,054,616
09/01/2030	6.625%	896,000	1,092,878
01/01/2031	6.125%	2,894,000	3,421,723
09/15/2036	6.450%	8,835,000	10,653,203
03/15/2040	6.200%	672,000	778,704
07/15/2044	4.500%	1,650,000	1,634,758
06/15/2045	4.625%	4,150,000	4,169,408
03/15/2046	6.600%	3,097,000	3,810,079
04/15/2046	4.400%	8,025,000	7,881,017
08/15/2049	4.400%	1,272,000	1,236,653
Ovintiv, Inc.
11/01/2031	7.200%	40,000	53,465
SM Energy Co.
09/15/2026	6.750%	377,000	374,188
01/15/2027	6.625%	159,000	158,392
07/15/2028	6.500%	254,000	253,074
Total			55,320,206
Integrated Energy 0.1%
Cenovus Energy, Inc.
07/15/2025	5.375%	355,000	405,118
11/15/2039	6.750%	257,000	349,930
Lukoil International Finance BV(a)
04/24/2023	4.563%	971,000	1,028,196
Total			1,783,244
Leisure 0.3%
Carnival Corp.(a)
03/01/2026	7.625%	358,000	379,282
03/01/2027	5.750%	1,129,000	1,147,206
08/01/2028	4.000%	926,000	923,803
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	225,000	226,896
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	968,000	1,005,249
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	496,000	535,552
Cinemark USA, Inc.(a)
05/01/2025	8.750%	138,000	147,942
03/15/2026	5.875%	695,000	682,881
07/15/2028	5.250%	339,000	318,707
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	47,000	47,783
03/15/2026	5.625%	92,000	95,801
05/15/2027	6.500%	280,000	310,031
NCL Corp Ltd.(a)
03/15/2026	5.875%	322,000	324,371
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCL Finance Ltd.(a)
03/15/2028	6.125%	168,000	169,146
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	146,000	159,071
07/01/2026	4.250%	435,000	424,384
04/01/2028	5.500%	570,000	581,119
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	330,000	311,486
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	491,000	494,881
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	61,000	65,119
Viking Cruises Ltd.(a)
09/15/2027	5.875%	223,000	211,830
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	115,000	114,970
VOC Escrow Ltd.(a)
02/15/2028	5.000%	34,000	33,743
Total			8,711,253
Life Insurance 0.2%
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	1,556,000	1,726,437
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,100,000	2,308,930
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	205,000	272,501
Voya Financial, Inc.
06/15/2046	4.800%	924,000	1,196,391
Total			5,504,259
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	61,000	63,874
05/01/2028	5.750%	67,000	72,193
02/15/2032	3.625%	253,000	252,413
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	188,000	189,265
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	312,000	322,098
Total			899,843
Media and Entertainment 0.4%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	815,000	834,882

Columbia Total Return Bond Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel International BV(a)
08/01/2025	6.625%	289,000	303,000
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	1,033,000	1,076,234
06/01/2029	7.500%	632,000	654,991
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	672,000	690,364
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	232,000	134,701
08/15/2027	6.625%	85,000	33,860
iHeartCommunications, Inc.
05/01/2026	6.375%	767,634	810,823
05/01/2027	8.375%	996,507	1,061,295
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	392,000	408,720
01/15/2028	4.750%	275,000	284,078
Lamar Media Corp.
02/15/2028	3.750%	444,000	452,364
01/15/2029	4.875%	64,000	67,919
Netflix, Inc.
04/15/2028	4.875%	546,000	638,228
11/15/2028	5.875%	749,000	930,632
05/15/2029	6.375%	525,000	674,938
Netflix, Inc.(a)
11/15/2029	5.375%	167,000	205,922
06/15/2030	4.875%	126,000	151,874
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	268,000	274,720
01/15/2029	4.250%	207,000	207,782
03/15/2030	4.625%	144,000	145,123
Playtika Holding Corp.(a)
03/15/2029	4.250%	409,000	408,095
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	78,000	78,015
01/15/2031	5.375%	152,000	151,963
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	46,000	47,611
Univision Communications, Inc.(a)
05/01/2029	4.500%	361,000	362,011
Total			11,090,145
Metals and Mining 0.4%
Alcoa Nederland Holding BV(a)
09/30/2026	7.000%	252,000	262,922
03/31/2029	4.125%	282,000	296,258
Commercial Metals Co.
02/15/2031	3.875%	60,000	60,460
Constellium NV(a)
02/15/2026	5.875%	863,000	885,423
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium SE(a)
06/15/2028	5.625%	961,000	1,028,083
04/15/2029	3.750%	528,000	527,626
Freeport-McMoRan, Inc.
09/01/2029	5.250%	432,000	477,469
08/01/2030	4.625%	512,000	561,876
03/15/2043	5.450%	914,000	1,174,416
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	392,000	398,937
04/01/2029	6.125%	655,000	705,548
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	756,000	786,249
Novelis Corp.(a)
09/30/2026	5.875%	1,839,000	1,907,450
01/30/2030	4.750%	824,000	877,739
Novelis Corp.(a),(c)
11/15/2026	3.250%	381,000	386,363
08/15/2031	3.875%	459,000	464,160
Total			10,800,979
Midstream 1.5%
Cheniere Energy Partners LP
10/01/2026	5.625%	1,287,000	1,329,473
10/01/2029	4.500%	392,000	422,811
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	409,000	432,546
Cheniere Energy, Inc.
10/15/2028	4.625%	593,000	626,341
DCP Midstream Operating LP
03/15/2023	3.875%	48,000	49,258
05/15/2029	5.125%	484,000	539,821
04/01/2044	5.600%	174,000	199,880
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	143,000	145,527
DT Midstream, Inc.(a)
06/15/2029	4.125%	469,000	480,929
06/15/2031	4.375%	375,000	389,135
Enterprise Products Operating LLC
01/31/2060	3.950%	1,055,000	1,186,844
EQM Midstream Partners LP(a)
07/01/2025	6.000%	157,000	170,845
07/01/2027	6.500%	417,000	468,173
01/15/2029	4.500%	315,000	320,174
01/15/2031	4.750%	839,000	857,063
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	950,000	963,486
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	722,000	731,900

14	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ITT Holdings LLC(a)
08/01/2029	6.500%	367,000	366,101
Kinder Morgan, Inc.
02/15/2046	5.050%	4,250,000	5,277,180
MPLX LP
04/15/2048	4.700%	2,850,000	3,364,299
NuStar Logistics LP
10/01/2025	5.750%	1,237,000	1,352,322
06/01/2026	6.000%	284,000	308,068
04/28/2027	5.625%	165,000	178,505
10/01/2030	6.375%	604,000	671,489
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	9,075,000	9,742,165
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	184,000	187,926
Sunoco LP/Finance Corp.
02/15/2026	5.500%	1,219,000	1,254,590
04/15/2027	6.000%	239,000	249,455
Targa Resources Partners LP/Finance Corp.
04/15/2026	5.875%	371,000	388,417
02/01/2027	5.375%	376,000	390,202
01/15/2028	5.000%	577,000	606,778
01/15/2029	6.875%	43,000	48,286
03/01/2030	5.500%	1,091,000	1,202,707
Targa Resources Partners LP/Finance Corp.(a)
02/01/2031	4.875%	1,635,000	1,767,237
01/15/2032	4.000%	283,000	292,536
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	279,000	283,920
Venture Global Calcasieu Pass LLC(a),(c)
08/15/2029	3.875%	461,000	470,862
08/15/2031	4.125%	539,000	555,870
Western Gas Partners LP
08/15/2048	5.500%	2,583,000	2,878,080
Williams Companies, Inc. (The)
09/15/2045	5.100%	3,460,000	4,354,849
Total			45,506,050
Natural Gas 0.4%
NiSource, Inc.
05/01/2030	3.600%	3,435,000	3,851,537
02/15/2043	5.250%	535,000	717,116
05/15/2047	4.375%	6,799,000	8,349,639
Sempra Energy
06/15/2027	3.250%	302,000	330,762
Total			13,249,054
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	189,000	197,600
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	100,000	101,877
Nabors Industries Ltd.(a)
01/15/2026	7.250%	164,000	153,553
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	55,611	52,687
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	34,075	33,605
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	581,709	556,103
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	103,000	107,863
Total			1,203,288
Other Industry 0.0%
Dycom Industries, Inc.(a)
04/15/2029	4.500%	420,000	426,711
Hillenbrand, Inc.
03/01/2031	3.750%	333,000	338,901
Total			765,612
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	494,000	495,401
10/01/2025	5.250%	531,000	538,974
02/01/2027	4.250%	372,000	371,605
06/15/2029	4.750%	1,287,000	1,281,827
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	380,000	405,006
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	462,000	473,967
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	232,000	234,345
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	326,000	330,229
Service Properties Trust
03/15/2024	4.650%	219,000	222,769
10/01/2024	4.350%	103,000	103,832
12/15/2027	5.500%	135,000	143,643
Total			4,601,598
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,110,000	1,111,263

Columbia Total Return Bond Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	501,000	516,440
08/15/2026	4.125%	1,492,000	1,539,711
08/15/2027	5.250%	383,000	391,202
08/15/2027	5.250%	303,000	309,785
Berry Global, Inc.(a)
02/15/2026	4.500%	296,000	301,921
BWAY Holding Co.(a)
04/15/2024	5.500%	296,000	298,528
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	219,000	222,833
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	550,000	574,025
Novolex(a)
01/15/2025	6.875%	28,000	28,350
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	1,187,000	1,243,383
08/15/2027	8.500%	555,000	597,035
Total			7,134,476
Pharmaceuticals 0.6%
AbbVie, Inc.
06/15/2044	4.850%	2,170,000	2,816,950
11/21/2049	4.250%	4,075,000	4,996,092
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	379,000	387,223
11/01/2025	5.500%	248,000	253,368
04/01/2026	9.250%	1,613,000	1,742,906
01/31/2027	8.500%	397,000	429,711
08/15/2027	5.750%	608,000	639,836
01/30/2028	5.000%	414,000	395,792
06/01/2028	4.875%	223,000	230,040
02/15/2029	5.000%	163,000	153,985
02/15/2029	6.250%	738,000	734,777
02/15/2031	5.250%	523,000	490,102
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	253,000	253,778
06/30/2028	6.000%	326,000	220,049
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%	518,000	514,698
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,339,000	1,373,211
04/30/2031	5.125%	998,000	1,028,123
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	419,000	427,771
Total			17,088,412
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	673,000	668,397
10/15/2027	6.750%	1,071,000	1,119,393
AssuredPartners, Inc.(a)
01/15/2029	5.625%	375,000	372,933
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	648,000	658,953
HUB International Ltd.(a)
05/01/2026	7.000%	668,000	692,294
MGIC Investment Corp.
08/15/2028	5.250%	49,000	52,155
Radian Group, Inc.
03/15/2025	6.625%	908,000	1,018,855
03/15/2027	4.875%	339,000	368,348
USI, Inc.(a)
05/01/2025	6.875%	65,000	66,207
Total			5,017,535
Railroads 0.1%
Union Pacific Corp.
08/15/2059	3.950%	985,000	1,178,074
02/05/2070	3.750%	1,215,000	1,383,626
Total			2,561,700
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	1,123,000	1,186,009
01/15/2028	3.875%	884,000	891,378
10/15/2030	4.000%	299,000	298,258
IRB Holding Corp.(a)
06/15/2025	7.000%	1,508,000	1,612,983
02/15/2026	6.750%	887,000	916,001
Yum! Brands, Inc.(a)
04/01/2025	7.750%	1,070,000	1,157,934
Yum! Brands, Inc.
03/15/2031	3.625%	223,000	227,496
Total			6,290,059
Retailers 0.2%
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	102,000	104,674
Hanesbrands, Inc.(a)
05/15/2025	5.375%	1,364,000	1,430,690
L Brands, Inc.(a)
07/01/2025	9.375%	47,000	60,974
10/01/2030	6.625%	278,000	320,650

16	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
06/15/2029	7.500%	63,000	73,266
11/01/2035	6.875%	200,000	257,293
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	256,000	262,876
Lowe’s Companies, Inc.
05/03/2047	4.050%	3,340,000	3,938,285
Macy’s Retail Holdings LLC(a)
04/01/2029	5.875%	210,000	221,652
Penske Automotive Group, Inc.
09/01/2025	3.500%	36,000	37,120
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	603,000	625,159
02/15/2029	7.750%	135,000	148,028
Total			7,480,667
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	76,000	82,823
02/15/2028	5.875%	296,000	316,764
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	1,250,000	1,279,803
01/15/2027	4.625%	688,000	727,257
02/15/2030	4.875%	581,000	628,670
Total			3,035,317
Technology 1.5%
Ascend Learning LLC(a)
08/01/2025	6.875%	612,000	624,125
08/01/2025	6.875%	107,000	109,063
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	172,000	180,928
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	269,000	269,796
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	94,000	100,259
03/01/2026	9.125%	28,000	29,336
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	4,365,000	4,845,524
Broadcom, Inc.
11/15/2030	4.150%	2,325,000	2,639,089
Broadcom, Inc.(a)
04/15/2034	3.469%	4,865,000	5,208,003
Camelot Finance SA(a)
11/01/2026	4.500%	189,000	197,021
CDK Global, Inc.
06/01/2027	4.875%	91,000	95,813
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CDK Global, Inc.(a)
05/15/2029	5.250%	190,000	206,966
Clarivate Science Holdings Corp.(a)
06/30/2028	3.875%	375,000	378,310
06/30/2029	4.875%	809,000	817,635
CommScope Technologies LLC(a)
06/15/2025	6.000%	204,000	207,119
Everi Holdings, Inc.(a)
07/15/2029	5.000%	85,000	86,938
Gartner, Inc.(a)
07/01/2028	4.500%	204,000	215,623
06/15/2029	3.625%	287,000	294,083
10/01/2030	3.750%	482,000	496,649
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	693,000	682,809
Intel Corp.
05/11/2047	4.100%	901,000	1,091,934
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	614,000	637,835
Iron Mountain, Inc.(a)
07/15/2028	5.000%	140,000	145,559
09/15/2029	4.875%	62,000	64,911
07/15/2030	5.250%	769,000	820,310
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	747,000	777,482
Microchip Technology, Inc.
09/01/2025	4.250%	488,000	513,020
NCR Corp.(a)
04/15/2025	8.125%	178,000	193,415
09/01/2027	5.750%	91,000	96,107
10/01/2028	5.000%	512,000	527,737
04/15/2029	5.125%	883,000	919,493
09/01/2029	6.125%	274,000	298,859
10/01/2030	5.250%	203,000	213,059
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	204,000	215,445
07/15/2029	4.500%	373,000	376,135
10/01/2030	5.875%	255,000	279,344
07/15/2031	4.750%	466,000	470,216
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	1,090,000	1,205,989
Oracle Corp.
04/01/2050	3.600%	8,695,000	9,113,440
03/25/2061	4.100%	2,769,000	3,128,520
Plantronics, Inc.(a)
03/01/2029	4.750%	1,400,000	1,366,821
PTC, Inc.(a)
02/15/2025	3.625%	221,000	227,131

Columbia Total Return Bond Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	836,000	895,950
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	108,000	126,370
09/01/2025	7.375%	148,000	158,218
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	362,000	377,032
Square, Inc.(a)
06/01/2026	2.750%	151,000	154,347
06/01/2031	3.500%	318,000	329,845
Switch Ltd.(a)
09/15/2028	3.750%	100,000	102,256
06/15/2029	4.125%	374,000	385,115
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	285,000	300,943
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	2,050,000	2,008,300
Verscend Escrow Corp.(a)
08/15/2026	9.750%	739,000	780,668
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,026,000	1,026,797
Total			47,013,692
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	102,000	103,620
07/15/2027	5.750%	100,000	104,730
FedEx Corp.
04/01/2046	4.550%	3,660,000	4,513,161
Total			4,721,511
Wireless 0.7%
Altice France Holding SA(a)
02/15/2028	6.000%	831,000	819,217
Altice France SA(a)
05/01/2026	7.375%	665,000	691,383
02/01/2027	8.125%	127,000	137,537
01/15/2028	5.500%	1,233,000	1,263,782
07/15/2029	5.125%	446,000	449,072
American Tower Corp.
08/15/2029	3.800%	5,040,000	5,680,967
SBA Communications Corp.
09/01/2024	4.875%	431,000	436,733
02/15/2027	3.875%	557,000	574,011
SBA Communications Corp.(a)
02/01/2029	3.125%	708,000	695,726
Sprint Capital Corp.
03/15/2032	8.750%	310,000	477,909
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Corp.
06/15/2024	7.125%	994,000	1,143,068
02/15/2025	7.625%	741,000	874,344
03/01/2026	7.625%	485,000	592,202
T-Mobile USA, Inc.
02/15/2026	2.250%	140,000	141,698
02/01/2028	4.750%	286,000	305,112
02/15/2029	2.625%	572,000	572,040
04/15/2030	3.875%	880,000	994,418
02/15/2031	2.875%	318,000	319,674
04/15/2031	3.500%	630,000	662,362
02/15/2041	3.000%	2,350,000	2,373,110
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	718,000	753,795
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	642,000	635,402
07/15/2031	4.750%	1,155,000	1,179,322
Total			21,772,884
Wirelines 1.5%
AT&T, Inc.(a)
09/15/2055	3.550%	9,796,000	10,125,755
12/01/2057	3.800%	8,432,000	8,983,505
Cablevision Lightpath LLC(a)
09/15/2028	5.625%	200,000	204,155
CenturyLink, Inc.
03/15/2022	5.800%	459,000	471,261
12/01/2023	6.750%	1,148,000	1,269,305
04/01/2025	5.625%	527,000	574,944
CenturyLink, Inc.(a)
12/15/2026	5.125%	329,000	342,044
02/15/2027	4.000%	338,000	347,661
DIRECTV Holdings LLC/Financing Co., Inc.(a),(c)
08/15/2027	5.875%	347,000	359,008
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	698,000	695,000
03/01/2028	6.125%	516,000	524,867
Lumen Technologies, Inc.(a)
06/15/2029	5.375%	376,000	386,053
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	240,000	236,224
Verizon Communications, Inc.
08/10/2033	4.500%	10,107,000	12,321,088
03/22/2061	3.700%	7,566,000	8,363,861
Total			45,204,731
Total Corporate Bonds & Notes (Cost $725,704,223)			749,669,177

18	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Foreign Government Obligations(m),(n) 3.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	660,000	660,193
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	75,000	80,201
06/01/2027	5.250%	445,000	479,816
05/15/2029	4.250%	289,000	292,847
Total			852,864
Colombia 0.9%
Colombia Government International Bond
04/15/2031	3.125%	8,960,000	8,787,453
04/22/2032	3.250%	2,860,000	2,805,748
02/26/2044	5.625%	3,000,000	3,352,638
06/15/2045	5.000%	3,000,000	3,137,791
05/15/2049	5.200%	4,442,000	4,793,481
Ecopetrol SA
04/29/2030	6.875%	4,400,000	5,302,779
Total			28,179,890
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	883,968
Egypt 0.0%
Egypt Government International Bond(a)
01/31/2047	8.500%	1,015,000	1,049,036
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%	1,710,000	1,831,485
03/15/2024	7.500%	971,000	1,039,984
Total			2,871,469
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	2,250,000	2,311,338
Indonesia 0.3%
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%	342,000	375,528
05/15/2030	5.450%	1,700,000	1,976,750
PT Pertamina Persero(a)
05/30/2044	6.450%	1,650,000	2,165,088
01/21/2050	4.175%	5,280,000	5,463,047
Total			9,980,413
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.9%
Petroleos Mexicanos
09/21/2047	6.750%		10,471,000	9,297,513
01/23/2050	7.690%		6,500,000	6,316,389
01/28/2060	6.950%		11,185,000	9,997,168
Total				25,611,070
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2049	4.817%		2,400,000	3,124,278
Qatar Petroleum(a)
07/12/2031	2.250%		2,788,000	2,829,127
Total				5,953,405
Romania 0.2%
Romanian Government International Bond(a)
05/26/2028	2.875%	EUR	4,100,000	5,425,105
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		1,320,000	1,472,194
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%		2,550,000	3,230,090
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%		855,000	907,251
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		2,300,000	2,433,780
Turkey 0.1%
Turkey Government International Bond
02/17/2028	5.125%		2,000,000	1,958,622
Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2032	7.375%		800,000	833,443
United Arab Emirates 0.1%
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%		264,000	275,942

Columbia Total Return Bond Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DP World PLC(a)
07/02/2037	6.850%	1,280,000	1,734,152
09/25/2048	5.625%	1,100,000	1,379,780
Total			3,389,874
Total Foreign Government Obligations (Cost $96,666,397)			98,004,005

Residential Mortgage-Backed Securities - Agency 16.0%

Federal Home Loan Mortgage Corp.(o)
12/01/2046	3.500%	8,271,467	9,027,310
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	5.807%	383,027	65,175
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	5.957%	850,248	183,958
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.961%	16,276,049	3,204,922
CMO Series 4979 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 06/25/2048	5.961%	6,587,940	1,808,228
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	5.957%	1,439,389	296,449
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.877%	617,026	133,187
Federal Home Loan Mortgage Corp.(h)
CMO Series 4176 Class BI
03/15/2043	3.500%	1,168,900	166,604
CMO Series 4182 Class DI
05/15/2039	3.500%	273,551	913
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4620 Class AS
11/15/2042	1.792%	1,036,478	65,393
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	1.665%	2,793	2,808
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	2.305%	51,993	51,738
Federal National Mortgage Association
08/01/2034	5.500%	53,201	61,542
10/01/2040- 07/01/2041	4.500%	2,686,400	2,994,504
08/01/2043- 05/01/2044	4.000%	10,117,288	11,163,512
06/01/2045	3.500%	1,403,679	1,511,514
CMO Series 2017-72 Class B
09/25/2047	3.000%	7,509,914	7,985,549
Federal National Mortgage Association(o)
02/01/2048	4.000%	5,239,717	5,646,142
Federal National Mortgage Association(h)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	424,917	5,656
CMO Series 2020-76 Class EI
11/25/2050	2.500%	15,625,936	2,537,985
CMO Series 2021-3 Class TI
02/25/2051	2.500%	51,574,375	8,312,577
Federal National Mortgage Association(b),(h)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.811%	2,985,183	611,991
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.061%	1,764,857	352,843
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.911%	1,333,865	305,700
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.911%	5,252,441	1,353,168
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.911%	12,634,427	3,142,970

20	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	6.061%	6,286,774	1,372,307
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	6.011%	5,420,967	1,322,431
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.061%	4,518,648	1,112,623
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.061%	9,619,560	2,399,972
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.111%	6,467,257	1,362,639
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.111%	5,459,639	1,011,267
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	6.061%	9,552,227	1,918,904
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.961%	24,119,950	4,405,383
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.961%	14,415,368	3,497,108
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.961%	12,560,214	2,905,753
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac REMICS(h)
CMO Series 5123 Class IG
08/25/2048	2.500%	16,739,712	1,850,952
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2025	2.250%	5,946	6,116
Government National Mortgage Association(o)
04/20/2048	4.500%	7,228,455	7,731,905
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	4,510,764	401,620
CMO Series 2020-175 Class KI
11/20/2050	2.500%	29,277,826	4,213,278
CMO Series 2020-191 Class UG
12/20/2050	3.500%	21,137,855	3,330,926
CMO Series 2021-16 Class KI
01/20/2051	2.500%	25,481,725	3,728,950
CMO Series 2021-89 Class IO
05/20/2051	3.000%	27,826,257	4,375,595
CMO Series 2021-9 Class MI
01/20/2051	2.500%	24,358,037	2,948,350
CMO Series 2021-97 Class IQ
06/20/2051	2.500%	16,673,001	2,130,506
Government National Mortgage Association(b),(h)
CMO Series 2017-130 Class GS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.116%	10,763,014	3,064,122
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.116%	6,186,672	1,540,715
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	6.116%	8,886,553	2,004,962
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.116%	4,187,297	873,710
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	6.066%	5,405,001	1,292,412

Columbia Total Return Bond Fund | Quarterly Report 2021	21

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.116%	5,634,867	917,473
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.116%	6,501,645	1,241,068
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	6.166%	7,602,015	1,534,252
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	6.116%	6,296,646	1,064,763
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	6.066%	4,842,140	804,451
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.116%	13,399,443	3,040,929
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	6.066%	11,171,071	2,050,772
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.116%	6,603,264	1,390,377
CMO Series 2018-89 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.116%	9,397,084	1,716,536
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.116%	6,838,109	1,102,645
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	5.916%	10,210,716	2,027,000
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	6.066%	7,558,090	1,333,398
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	6.066%	8,777,979	1,612,612
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	5.966%	8,268,287	1,350,266
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	6.066%	7,618,694	1,297,305
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	6.066%	12,006,771	2,200,893
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	5.966%	6,108,950	877,111
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	6.066%	10,310,915	1,901,164
Government National Mortgage Association TBA(c)
08/19/2051	2.500%	65,000,000	67,561,914
Uniform Mortgage-Backed Security TBA(c)
08/17/2036- 08/12/2051	2.500%	112,000,000	116,782,125
08/17/2036- 08/12/2051	3.000%	116,500,000	122,226,211
08/12/2051	2.000%	15,000,000	15,291,211
08/12/2051	4.000%	14,000,000	14,958,125
Total Residential Mortgage-Backed Securities - Agency (Cost $473,367,074)			486,077,445

22	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 35.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Mortgage Trust(d),(f),(g)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	35	21
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	4,795,000	4,790,681
Bayview Opportunity Master Fund IVa Trust(a),(g)
CMO Series 2020-RN2 Class A1
06/28/2035	4.424%	2,596,944	2,623,457
Bayview Opportunity Master Fund Trust(a),(g)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	1,575,641	1,575,512
Bayview Opportunity Master Fund V Trust(a),(g)
CMO Series 2020-RN3 Class A1
09/25/2035	3.105%	2,907,838	2,919,348
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	3.439%	2,878,794	2,915,259
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.389%	493,473	493,537
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.839%	6,630,401	6,653,842
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	2.089%	5,250,000	5,280,114
CMO Series 2019-2A Class M2
1-month USD LIBOR + 3.100% Floor 3.100% 04/25/2029	3.189%	1,500,000	1,519,925
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.189%	785,003	786,522
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.689%	12,700,000	12,748,966
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.589%	3,727,000	3,726,998
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.200% Floor 3.200% 08/26/2030	3.289%	5,998,268	6,075,319
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.939%	3,000,000	3,047,504
CMO Series 2020-3A Class M1C
1-month USD LIBOR + 3.700% Floor 3.700% 10/25/2030	3.789%	6,900,000	7,277,574
CMO Series 2020-4A Class M2A
1-month USD LIBOR + 2.600% Floor 2.600% 06/25/2030	2.689%	3,055,697	3,060,625
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.200% Floor 2.200% 03/25/2031	2.210%	8,300,000	8,502,508
CMO Series 2021-2A Class M1A
30-day Average SOFR + 1.200% Floor 1.200% 06/25/2031	1.210%	10,000,000	10,018,883
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	1.510%	8,000,000	8,005,782
Subordinated CMO Series 2018-3A Class B1
1-month USD LIBOR + 3.900% Floor 3.900% 10/25/2028	3.989%	6,000,000	6,147,001
BRAVO Residential Funding Trust(a),(g)
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	748,060	758,251
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	1,700,000	1,732,309
BVRT Financing Trust(a),(b),(d)
CMO Series 2020-CRT1 Class M3
1-month USD LIBOR + 4.000% 07/10/2032	4.077%	11,000,000	11,055,000
CMO Series 2021-2F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 01/10/2032	1.588%	6,161,296	6,161,296
CMO Series 2021-CRT2 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 11/10/2032	1.850%	4,779,951	4,779,951
CMO Series 2021-CRT3 Class B1
30-day Average SOFR + 4.300% Floor 4.300% 01/10/2031	4.338%	10,000,000	10,000,000

Columbia Total Return Bond Fund | Quarterly Report 2021	23

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-CRT3 Class M2
30-day Average SOFR + 2.050% Floor 2.050% 01/10/2031	2.088%	2,140,000	2,140,000
CMO Series 2021-CRT3 Class M3
30-day Average SOFR + 3.150% Floor 3.150% 01/10/2031	3.188%	3,100,000	3,100,000
BVRT Financing Trust(a),(b)
CMO Series 2021-1F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 03/15/2038	1.588%	6,472,198	6,472,539
BVRT Financing Trust(a),(b),(d),(f)
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.350%	11,346,021	11,381,477
CMO Series 2021-CRT1 Class M3
1-month USD LIBOR + 2.750% Floor 3.000% 01/10/2033	3.000%	20,000,000	20,075,000
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.839%	6,600,000	6,611,747
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.172%	6,529,228	6,493,707
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2014-12 Class 3A1
10/25/2035	2.680%	400,861	400,952
CMO Series 2015-A Class A4
06/25/2058	4.250%	192,630	194,927
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	8,363,549	8,553,736
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.239%	7,474,334	7,432,566
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% Floor 2.050% 01/25/2040	2.139%	7,307,696	7,343,595
Credit Suisse Mortgage Trust(a),(g)
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	3,713,240	3,714,390
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMC Ltd.(a)
Subordinated CMO Series 2020-BPL2 Class A1
03/25/2026	3.453%	1,016,010	1,016,570
CSMC Trust(a),(g)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.433%	18,004,294	18,608,512
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	4,321,981	4,367,577
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	7,190,000	7,452,447
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	1.789%	1,376,515	1,380,294
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.539%	15,300,000	15,192,357
Eagle RE Ltd.(a),(b)
CMO Series 2020-2 Class M1B
1-month USD LIBOR + 4.000% 10/25/2030	4.148%	2,500,000	2,510,443
CMO Series 2020-2 Class M1C
1-month USD LIBOR + 4.500% 10/25/2030	4.650%	5,750,000	5,828,533
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,549,752
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2014-C03 Class 1M2
1-month USD LIBOR + 3.000% Floor 3.000% 07/25/2024	3.089%	12,928,205	13,024,027
CMO Series 2018-C04 Class 2M2
1-month USD LIBOR + 2.550% Floor 2.550% 12/25/2030	2.639%	5,044,761	5,108,087
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
CMO Series 2020-HQA4 Class M2
1-month USD LIBOR + 3.150% 09/25/2050	3.239%	5,359,091	5,392,227
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2018-DNA1 Class M2
1-month USD LIBOR + 1.800% 07/25/2030	1.889%	11,433,302	11,497,499
FMC GMSR Issuer Trust(a),(g)
CMO Series 2019-GT2 Class A
09/25/2024	4.230%	4,836,000	4,845,749

24	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	10,500,000	10,618,772
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA4 Class M2
1-month USD LIBOR + 3.750% Floor 3.750% 08/25/2050	3.839%	6,513,495	6,581,557
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	1.700%	10,700,000	10,758,905
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	5.839%	7,625,000	8,143,158
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-DNA4 Class B1
1-month USD LIBOR + 2.700% 10/25/2049	2.789%	8,625,000	8,684,289
Subordinated CMO Series 2019-FTR2 Class M2
1-month USD LIBOR + 2.150% 11/25/2048	2.239%	7,000,000	6,991,335
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.089%	2,539,625	2,551,399
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	2.650%	16,500,000	16,731,259
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.050%	8,500,000	8,924,108
GCAT LLC(a),(g)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	20,294,886	20,268,247
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	1.989%	1,658,029	1,658,042
Glebe Funding Trust (The)(a),(d)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	24,305,391	24,305,391
Home Re Ltd.(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.150% Floor 4.150% 10/25/2030	4.294%	11,550,000	11,864,580
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	8,662,516	8,825,518
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Legacy Mortgage Asset Trust(a)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	2,931,944	2,933,754
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	6,864,291	6,899,551
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	5,825,001	5,842,657
LVII Resecuritization Trust(a),(g)
Subordinated CMO Series 2009-3 Class B3
11/25/2037	5.218%	1,146,396	1,144,669
MFA Trust(a),(g)
CMO Series 2020-NQM1 Class M1
08/25/2049	3.071%	2,800,000	2,874,674
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	12,854,000	13,112,468
Mortgage Acquisition Trust I LLC(a),(d)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	8,573,632	8,573,632
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 02/25/2030	1.839%	2,387,788	2,371,171
MRA Issuance Trust(a),(b),(d),(f)
CMO Series 2021-11 Class A1X
1-month USD LIBOR + 1.150% Floor 1.150% 01/25/2022	1.243%	25,000,000	25,000,000
CMO Series 2021-EBO8 Class A1
1-month USD LIBOR + 2.750% Floor 2.750% 02/16/2022	2.900%	15,000,000	15,000,000
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.700%	15,000,000	15,000,000
MRA Issuance Trust(a),(b)
CMO Series 2021-14 Class A1X
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2022	1.450%	10,000,000	10,000,000
CMO Series 2021-EBO4 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 02/16/2022	1.842%	20,000,000	19,998,170
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	2,612,390	2,612,573

Columbia Total Return Bond Fund | Quarterly Report 2021	25

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	1,044,956	1,044,580
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	17,077,133	17,402,265
New York Mortgage Trust(a),(g)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	8,280,000	8,281,494
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	4,883,701	4,940,059
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.639%	1,032,766	1,039,373
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.489%	116,746	116,919
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.039%	5,000,000	5,065,689
Oaktown Re Ltd.(a),(b)
Subordinated CMO Series 2017-1A Class M2
1-month USD LIBOR + 4.000% 04/25/2027	4.089%	530,105	533,367
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600% Floor 3.600% 10/25/2030	3.689%	8,600,000	8,750,024
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	2.100%	4,000,000	4,053,696
OMSR(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	3,352,287	3,366,565
OSAT Trust(a),(g)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	6,183,011	6,211,017
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.087%	4,303,540	4,269,885
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.837%	4,152,977	4,104,441
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.939%	26,000,000	26,125,159
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.739%	38,450,000	38,393,198
Preston Ridge Partners LLC(a),(g)
CMO Series 2020-5 Class A1
11/25/2025	3.104%	2,963,407	2,974,097
Preston Ridge Partners Mortgage(a),(g)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	7,278,753	7,282,805
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	19,113,336	19,110,848
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	16,105,815	16,105,896
Pretium Mortgage Credit Partners I LLC(a),(g)
CMO Series 2020-RPL2 Class A1
06/27/2069	3.179%	7,021,136	7,143,442
CMO Series 2021-NPL2 Class A1
06/27/2060	1.992%	11,283,836	11,287,897
PRPM LLC(a),(g)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	20,784,080	21,036,918
CMO Series 2020-2 Class A1
08/25/2025	3.671%	8,584,946	8,648,094
PRPM LLC(a),(c),(g)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	6,500,000	6,499,936
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.839%	12,000,000	12,124,832
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	1.539%	12,340,000	12,331,286

26	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 12/27/2033	1.660%	10,500,000	10,506,593
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	2.710%	14,000,000	14,043,750
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	860,631	871,702
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	10,900,751	11,093,229
SG Residential Mortgage Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,801,000	3,832,065
STACR Trust(a),(b)
CMO Series 2018-DNA3 Class M2
1-month USD LIBOR + 2.100% 09/25/2048	2.189%	7,350,000	7,459,944
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class M1
04/25/2065	3.544%	6,500,000	6,658,373
Station Place Securitization Trust(a),(b)
Subordinated CMO Series 2021-WL1 Class B
1-month USD LIBOR + 0.850% Floor 0.850% 01/26/2054	0.979%	6,800,000	6,799,524
Subordinated CMO Series 2021-WL1 Class C
1-month USD LIBOR + 1.050% Floor 1.050% 01/26/2054	1.179%	4,300,000	4,299,699
Stonnington Mortgage Trust(a),(d),(g)
CMO Series 2020-1 Class A
07/28/2024	5.500%	5,300,690	5,300,690
Toorak Mortgage Corp., Ltd.(g)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	5,400,000	5,439,604
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	15,000,000	15,014,358
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 3.900% Floor 3.900% 10/25/2030	4.018%	9,225,000	9,322,989
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 3.000% Floor 3.000% 08/25/2033	3.089%	17,500,000	17,618,783
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	3.489%	7,250,000	7,303,349
CMO Series 2021-2 Class M1B
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2033	2.689%	8,800,000	8,904,669
CMO Series 2021-2 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2033	4.589%	4,800,000	5,003,600
Vericrest Opportunity Loan Transferee(a),(g)
CMO Series 2021-NPL7 Class A1
04/25/2051	2.116%	7,653,132	7,676,300
Vericrest Opportunity Loan Transferee XCIX LLC(a),(g)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	7,075,914	7,091,586
Vericrest Opportunity Loan Transferee XCVI LLC(a),(g)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	9,570,626	9,581,313
Verus Securitization Trust(a),(g)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	13,245,000	13,586,616
CMO Series 2020-4 Class M1
06/25/2065	3.291%	4,000,000	4,110,044
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	5,439,017	5,447,225
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	5,645,295	5,633,253
Visio Trust(a),(g)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	2,469,477	2,545,880
Visio Trust(a)
CMO Series 2021-1R Class A1
05/25/2056	1.280%	13,717,410	13,698,393
CMO Series 2021-1R Class A2
05/25/2056	1.484%	4,343,847	4,337,806
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,049,188,659)			1,065,039,893

Columbia Total Return Bond Fund | Quarterly Report 2021	27

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(p)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2025	3.589%	119,412	118,695
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.839%	32,969	32,667
Total			151,362
Food and Beverage 0.0%
BellRing Brands LLC(b),(p)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	88,386	88,703
Health Care 0.0%
Radiology Partners, Inc.(b),(p)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	4.348%	84,000	83,703
Media and Entertainment 0.1%
Cengage Learning, Inc.(b),(p),(q)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	719,955	718,889
Technology 0.0%
Ascend Learning LLC(b),(p)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	57,453	57,310
DCert Buyer, Inc.(b),(p)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.092%	404,000	407,030
Epicore Software Corp.(b),(p)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	106,000	109,445
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Project Alpha Intermediate Holding, Inc.(b),(p)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.100%	97,224	96,980
Total			670,765
Total Senior Loans (Cost $1,706,725)			1,713,422

U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2027	2.250%	6,872,500	7,439,481
08/15/2048	3.000%	4,590,000	5,672,953
Total U.S. Treasury Obligations (Cost $11,354,670)			13,112,434

Options Purchased Calls 0.1%
Value ($)
(Cost $4,558,110)	4,123,466

Options Purchased Puts 0.4%

(Cost $9,646,370)	11,568,952

Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.053%(r),(s)	158,229,601	158,213,778
Total Money Market Funds (Cost $158,196,481)		158,213,778
Total Investments in Securities (Cost: $3,285,574,862)		3,347,857,710
Other Assets & Liabilities, Net		(315,689,971)
Net Assets		3,032,167,739

At July 31, 2021, securities and/or cash totaling $52,721,473 were pledged as collateral.
28	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,490,000 EUR	5,284,030 USD	UBS	08/26/2021	—	(44,677)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	10,471	09/2021	USD	1,407,858,672	20,707,171	—
U.S. Treasury 2-Year Note	441	09/2021	USD	97,309,406	9,466	—
U.S. Treasury 5-Year Note	804	09/2021	USD	100,054,032	665,898	—
U.S. Treasury 5-Year Note	397	09/2021	USD	49,404,789	—	(6,819)
U.S. Ultra Treasury Bond	302	09/2021	USD	60,258,438	4,901,788	—
Total					26,284,323	(6,819)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	180,500,000	180,500,000	1.00	01/21/2022	1,534,250	1,209,079
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	151,400,000	151,400,000	1.10	01/24/2022	1,392,880	1,410,155
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	30,000,000	30,000,000	1.00	07/08/2022	306,000	294,330
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	129,900,000	129,900,000	1.10	01/24/2022	1,324,980	1,209,902
Total							4,558,110	4,123,466

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	140,000,000	140,000,000	1.00	09/30/2021	2,436,000	4,315,990
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	150,000,000	150,000,000	1.25	12/03/2021	2,325,000	3,006,480
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	129,400,000	129,400,000	1.75	07/15/2022	2,238,620	1,920,102
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	90,000,000	90,000,000	1.25	11/18/2021	1,098,000	1,686,348
5-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	147,500,000	147,500,000	1.50	05/20/2022	1,548,750	640,032
Total							9,646,370	11,568,952

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(90,000,000)	(90,000,000)	1.70	10/01/2021	(1,244,250)	(3,688,920)

Columbia Total Return Bond Fund | Quarterly Report 2021	29

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(120,000,000)	(120,000,000)	2.20	03/17/2022	(2,244,000)	(373,296)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.372%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Morgan Stanley	02/17/2031	USD	103,800,000	(4,830,274)	—	—	—	(4,830,274)
Fixed rate of 2.653%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Morgan Stanley	05/14/2031	USD	49,000,000	(469,005)	—	—	—	(469,005)
Fixed rate of 2.510%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Morgan Stanley	06/10/2031	USD	68,387,531	(1,517,408)	—	—	—	(1,517,408)
Total							(6,816,687)	—	—	—	(6,816,687)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	730,336	(4,000)	338,228	—	388,108	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,700,000	67,929	(850)	60,339	—	6,740	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	1,000,000	91,292	(500)	60,479	—	30,313	—
Total							889,557	(5,350)	459,046	—	425,161	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 36	Morgan Stanley	06/20/2026	5.000	Quarterly	USD	7,033,869	9,837	—	—	9,837	—
Markit CDX North America High Yield Index, Series 36	Morgan Stanley	06/20/2026	5.000	Quarterly	USD	195,178,131	(2,819,072)	—	—	—	(2,819,072)
Total							(2,809,235)	—	—	9,837	(2,819,072)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.015	USD	4,000,000	(365,168)	2,000	—	(906,286)	543,118	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.015	USD	7,000,000	(639,044)	3,500	—	(870,185)	234,641	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.015	USD	5,000,000	(456,460)	2,500	—	(618,561)	164,601	—
30	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.015	USD	9,200,000	(839,887)	4,600	—	(1,768,283)	932,996	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.015	USD	12,000,000	(1,095,504)	6,000	—	(1,943,542)	854,038	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.015	USD	5,000,000	(456,460)	2,500	—	(1,121,876)	667,916	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.015	USD	5,000,000	(456,460)	2,500	—	(869,043)	415,083	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.015	USD	5,000,000	(456,459)	2,500	—	(836,835)	382,876	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	3.739	USD	3,000,000	(119,874)	1,500	—	(456,493)	338,119	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.015	USD	7,000,000	(639,044)	3,500	—	(1,566,110)	930,566	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.015	USD	5,000,000	(456,460)	2,500	—	(1,015,332)	561,372	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.015	USD	7,000,000	(639,044)	3,500	—	(1,171,570)	536,026	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.015	USD	3,000,000	(273,876)	1,500	—	(591,187)	318,811	—
Total								(6,893,740)	38,600	—	(13,735,303)	6,880,163	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	5.365%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2021, the total value of these securities amounted to $2,084,021,463, which represents 68.73% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2021.
(c)	Represents a security purchased on a when-issued basis.
(d)	Valuation based on significant unobservable inputs.
(e)	Zero coupon bond.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2021, the total value of these securities amounted to $91,562,717, which represents 3.02% of total net assets.
Columbia Total Return Bond Fund | Quarterly Report 2021	31

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2021.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Non-income producing investment.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2021.
(k)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(l)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2021, the total value of these securities amounted to $41,069, which represents less than 0.01% of total net assets.
(m)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(p)	The stated interest rate represents the weighted average interest rate at July 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(q)	Represents a security purchased on a forward commitment basis.
(r)	The rate shown is the seven-day current annualized yield at July 31, 2021.
(s)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.053%
	167,900,915	492,538,201	(502,225,338)	—	158,213,778	—	15,726	158,229,601
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
32	Columbia Total Return Bond Fund | Quarterly Report 2021

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